Consolidated Statements of Stockholders’ Equity - USD ($) shares in Thousands, $ in Thousands	Common stock	Additional paid-In capital	Notes receivable	Accumulated other comprehensive income	(Accumulated deficit)/ Retained earnings	Total
Balance at Dec. 31, 2019	$ 7,938	$ 180,608	$ (15,029)	$ (505)	$ (80,968)	$ 92,044
Balance (in Shares) at Dec. 31, 2019	363,326
Net income (loss)					30,426	30,426
Other comprehensive income (loss)				3,562		3,562
Interest on notes receivable			(157)			(157)
Stock-based compensation		1,622				1,622
Balance at Dec. 31, 2020	$ 7,938	182,230	(15,186)	3,057	(50,542)	127,497
Balance (in Shares) at Dec. 31, 2020	363,326
Net income (loss)					36,262	36,262
Other comprehensive income (loss)				3,003		3,003
Exercise of vested options	$ 31	239				270
Exercise of vested options (in Shares)	1,420
Recapitalization transaction, net	$ 106	8,324				8,430
Recapitalization transaction, net (in Shares)	4,854
Exercise of warrants	$ 3	535				538
Exercise of warrants (in Shares)	119
Interest on notes receivable			(3)			(3)
Stock-based compensation		6,285				6,285
Balance at Dec. 31, 2021	$ 8,078	197,613	(15,189)	6,060	(14,280)	182,282
Balance (in Shares) at Dec. 31, 2021	369,719
Net income (loss)					(57,429)	(57,429)
Other comprehensive income (loss)				(4,946)		(4,946)
Exercise of vested options	$ 131	2,759				2,890
Exercise of vested options (in Shares)	6,016
Vesting of restricted stock units	$ 37	(37)
Vesting of restricted stock units (in Shares)	1,674
Redemption for employee tax withholdings	$ (16)	(1,498)				(1,514)
Redemption for employee tax withholdings (in Shares)	(749)
Stock-based compensation		33,939				33,939
Balance at Dec. 31, 2022	$ 8,230	$ 232,776	$ (15,189)	$ 1,114	$ (71,709)	$ 155,222
Balance (in Shares) at Dec. 31, 2022	376,660